Statements of Stockholders' Equity (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Adjustments to Additional Paid in Capital, Stock Issued, Own-share Lending Arrangement, Issuance Costs		$ 29,754
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	$ 997,865	$ 1,202,231
Lincoln Park [Member]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	$ 24,247